Note 1 - Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2016	2017
A	27%	29%
B	30%	29%
C	13%	16%
D	18%	20%
Total	88%	94%